INITIAL PUBLIC OFFERING (DWAC)	12 Months Ended
Dec. 31, 2023
Digital World Acquisition Corp. [Member]
Legal Entity [Line Items]
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
On September 8, 2021, the Company consummated its Initial Public Offering of 28,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000.
Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (see Note 8).
As of September 8, 2021, the Company incurred offering costs of $23,566,497, consisting of deferred underwriting commissions of $10,062,500, fair value of the representative shares (as defined in Note 8) of $1,437,500, fair value of shares issued to the anchor investors of the Company’s Initial Public Offering of $7,677,450, fair value of shares transferred to officers and directors of $221,018, and other offering costs of $4,168,029.